Nature of Operations and Summary of Significant Accounting Policies - Additional information (Details 2) $ in Thousands		6 Months Ended	12 Months Ended
	Dec. 19, 2019 $ / shares shares	Jul. 02, 2018 shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options grants to senior management and directors		20,000	0
Number of foreclosed commercial real estate loans | $			2	0
Payment To Acquire Business Combination Per Share in Value	0.4394
Payment To acquire business combination per share in cash of fraction | $ / shares	$ 17.80
Business Combination , Percentage Of Business Consideration In Cash	50.00%
Business Combination, Percentage Of Business Consideration In Stock	50.00%
Restricted stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock granted			0	8,400
Senior management | Stock option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options grants to senior management and directors			0
Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock granted			0